Deficiency in Stockholders' Equity	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deficiency in Stockholders' Equity

Note 6 – Deficiency in Stockholders’ Equity

Common Stock

In 2019, we issued 1,846,078 shares of our common stock in exchange for services provided to us. The shares were valued at $0.73 per share. We recognized share-based compensation expense of $1,354,500, which is classified within the contracted services line on the Statement of Operations.

In 2020, we issued 490,652 shares to an existing shareholder under a 3-year consulting agreement dated December 2019. The shareholder fulfilled his performance obligation in full and the board approved issuance of the shares.

In 2020, we entered into multiple subscription and consulting agreements for $8,540,659 in exchange for 7,355,604 of our common stock.

Private Placement Memorandum (PPM)

Our Board of Directors has determined that it is in the best interests of the Corporation and its stockholders to obtain working capital by conducting a private placement offering of 2,727,272 shares of the common stock of the Company, $0.001 value per share at a purchase price of $1.10 per share for aggregate gross proceeds of $3,000,000. As part of the PPM, each purchaser will receive a warrant to purchase one share for every two shares purchased. We completed our PPM by issuing a total of 2,790,909 of shares with gross proceeds of $3,070,000. The shares listed in this section is already included in the 7.4 million shares listed within the Common Stock section of this note.

Treasury Stock

From time to time, we have repurchased shares from our shareholders.

Since its inception, we have repurchased shares from our shareholders. To date, we have repurchased 1,226,630 shares, of which 817,753 have been retired.

In connection with a 2018 consulting agreement, we were committed to issue the 408,877 shares held in treasury upon the occurrence of certain events or milestones. We issued 136,292 shares in July 2018, 136,292 shares in July 2019 and 136,292 shares on March 31, 2020.

Warrant Issuance-Common Stock

As part of the sale and issuance of 4,088,765 shares of our Series A Convertible Preferred Stock, we issued 4,088,765 warrants to purchase shares of our common stock at a price of $0.73 per share. The warrants had a five-year term and expired during 2019.

As an incentive to convert their Series A preferred stock we issued 1,000,000 new warrants to purchase shares of SBG common stock at $0.18 per share. Concurrently with the consummation of the Merger, these warrants were exchanged for warrants to purchase 1,362,922 of Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.] shares. These warrants have a 3-year term.

Warrant Issuance-Common Stock

As part of the sale and issuance of 5,333,675 shares of our Series B Convertible Preferred Stock, we issued 2,666,839 warrants to purchase shares our common stock at a price of $1.10 per share. The warrants have a 5-year term. At December 31, 2020, there are 912,052 warrants outstanding.

As part of the sale of 300,000 shares of common stock, we issued 975,000 warrants to purchase shares of our common stock at a price of $0.25 per share. These warrants have a 3-year term. During the third quarter of 2020, the holder exercised these warrants and received 975,000 shares of the Company’s common stock.

Canfield [Member]
Deficiency in Stockholders' Equity

NOTE 6.  STOCKHOLDERS’ EQUITY

Common Stock

In June 2019, the Company received net proceeds of $100,000 from the sale of 336,000 shares of no-par value common stock at $0.298 per share.

In July 2018, the Company received net proceeds of $2,000 from the sale of 200,000 shares of no-par value common stock at $0.01 per share.

2019 Stock Options Granted

On November 26, 2019, the Board granted stock options to each of two officers, one director, and one advisor for the purchase of 300,000 shares of the common stock of the Company. The options expire in five years from the issuance date, have an exercise price of $0.55, and were immediately vested and exercisable.  On the grant date, total recognized compensation of $160,786 was recorded as salaries and wages.

For the year ended December 31, 2019
Number of shares	300,000
Fair market value per share	$0.54
Stock based compensation recognized	$160,786

As of December 31, 2019, total unrecognized compensation remaining to be recognized in future periods totaled $0. The fair value of each option award above is estimated using the Black-Scholes option-pricing model with the following assumptions at the measurement date, which was deemed to be the November 26, 2019 grant date:

Measurement date
Dividend yield	0%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2
Stock Price	$0.55
Exercise Price	$0.55

A summary of the activity for the Company's stock options is as follows:

	December 31, 2019
	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	0	$0
Granted	300,000	$0.55
Exercised	0	$0
Canceled	0	$0
Outstanding, end of year	300,000	$0.55
Weighted average fair value of options granted		$0.55